Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ 812	$ 5,078	$ 2,209
Hong Kong and other jurisdictions	(6,228)	(1,197)	(2,590)
(Loss) income before income tax	$ (5,416)	$ 3,881	$ (381)